AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.0%
Financials – 17.8%
Banks – 9.3%
Bank Mandiri Persero Tbk PT	1,251,000	$530,020
Credicorp Ltd.	3,830	523,063
Erste Group Bank AG(a)	42,620	1,443,893
HDFC Bank Ltd.(a)	73,329	1,501,779
Svenska Handelsbanken AB - Class A	125,654	1,366,010

		5,364,765

Capital Markets – 5.0%
London Stock Exchange Group PLC	11,873	1,135,053
Partners Group Holding AG	1,399	1,787,818

		2,922,871

Consumer Finance – 0.7%
Lufax Holding Ltd. (ADR)(a) (b)	27,590	400,607

Insurance – 2.8%
AIA Group Ltd.	81,800	1,000,968
Prudential PLC	29,930	637,584

		1,638,552

		10,326,795

Industrials – 17.3%
Aerospace & Defense – 2.1%
Hexcel Corp.(a)	21,850	1,223,600

Commercial Services & Supplies – 1.9%
TOMRA Systems ASA	24,840	1,078,247

Construction & Engineering – 2.3%
WSP Global, Inc.(b)	13,940	1,326,225

Electrical Equipment – 4.4%
Schneider Electric SE	8,584	1,307,645
Vestas Wind Systems A/S	6,172	1,273,201

		2,580,846

Machinery – 4.2%
FANUC Corp.	3,300	793,343
SMC Corp.	1,800	1,048,284
Xylem, Inc./NY	5,978	628,766

		2,470,393

Professional Services – 2.4%
Recruit Holdings Co., Ltd.	28,000	1,374,974

		10,054,285

Information Technology – 16.2%
Communications Equipment – 0.8%
Telefonaktiebolaget LM Ericsson - Class B	34,773	460,925

Electronic Equipment, Instruments & Components – 3.0%
Flex Ltd.(a)	24,930	456,468

Company	Shares	U.S. $ Value

Halma PLC	39,910	$1,305,722

		1,762,190

IT Services – 3.4%
Adyen NV(a) (b) (c)	427	952,810
Network International Holdings PLC(a) (c)	77,483	441,091
Shopify, Inc. - Class A(a)	525	580,912

		1,974,813

Semiconductors & Semiconductor Equipment – 7.0%
Infineon Technologies AG	31,505	1,340,461
NXP Semiconductors NV	7,060	1,421,460
STMicroelectronics NV	33,717	1,288,170

		4,050,091

Software – 2.0%
Dassault Systemes SE	5,443	1,163,380

		9,411,399

Health Care – 12.7%
Biotechnology – 1.1%
Abcam PLC(a) (b)	32,821	629,386

Health Care Equipment & Supplies – 7.3%
Alcon, Inc.(a)	18,280	1,282,806
Koninklijke Philips NV(a)	30,264	1,725,815
STERIS PLC	6,430	1,224,786

		4,233,407

Health Care Providers & Services – 2.1%
Apollo Hospitals Enterprise Ltd.	30,761	1,220,805

Life Sciences Tools & Services – 1.3%
Gerresheimer AG	7,563	751,137

Pharmaceuticals – 0.9%
Roche Holding AG	1,160	375,774
Vectura Group PLC(a)	93,639	149,229

		525,003

		7,359,738

Consumer Discretionary – 9.8%
Auto Components – 2.7%
Aptiv PLC(a)	11,258	1,552,478

Internet & Direct Marketing Retail – 1.9%
Coupang, Inc.(a)	5,644	278,532
MercadoLibre, Inc.(a)	565	831,759

		1,110,291

Textiles, Apparel & Luxury Goods – 5.2%
ANTA Sports Products Ltd.	53,000	869,300
Puma SE(a)	9,951	975,611

Company	Shares	U.S. $ Value

Shenzhou International Group Holdings Ltd.	55,900	$1,169,234

		3,014,145

		5,676,914

Consumer Staples – 7.1%
Food Products – 3.5%
Danone SA	9,299	636,498
Kerry Group PLC - Class A(b)	4,559	569,369
Nestle SA	7,581	845,103

		2,050,970

Household Products – 2.6%
Essity AB - Class B(b)	23,420	740,192
Unicharm Corp.	17,800	747,431

		1,487,623

Personal Products – 1.0%
Unilever PLC	10,372	578,755

		4,117,348

Materials – 5.6%
Chemicals – 3.8%
Chr Hansen Holding A/S(a)	12,544	1,139,429
Koninklijke DSM NV	6,191	1,046,639

		2,186,068

Containers & Packaging – 1.8%
Huhtamaki Oyj	23,790	1,076,509

		3,262,577

Communication Services – 3.2%
Diversified Telecommunication Services – 1.4%
Cellnex Telecom SA(b) (c)	14,485	835,034

Interactive Media & Services – 1.8%
Tencent Holdings Ltd.	13,200	1,053,459

		1,888,493

Utilities – 2.1%
Electric Utilities – 2.1%
Orsted AS(c)	7,800	1,259,430

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Neste Oyj	13,207	701,367

Total Common Stocks (cost $36,268,330)		54,058,346

SHORT-TERM INVESTMENTS – 7.3%
Investment Companies – 7.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $4,217,094)	4,217,094	4,217,094

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $40,485,424)		$58,275,440

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(d) (e) (f) (cost $2,005,795)	2,005,795	2,005,795

Total Investments – 103.8% (cost $42,491,219)(g)		60,281,235
Other assets less liabilities – (3.8)%		(2,186,812)

Net Assets – 100.0%		$58,094,423

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	4,754	USD	834	04/05/2021	$(10,177)
Barclays Bank PLC	USD	874	BRL	4,754	04/05/2021	(29,129)
Barclays Bank PLC	INR	22,605	USD	309	04/15/2021	405
Barclays Bank PLC	INR	18,667	USD	254	04/15/2021	(757)
Barclays Bank PLC	KRW	118,307	USD	105	04/22/2021	(218)
Barclays Bank PLC	USD	2,407	AUD	3,162	06/04/2021	(4,861)
BNP Paribas SA	USD	175	CNY	1,136	04/22/2021	(2,013)
Citibank, NA	USD	290	INR	21,333	04/15/2021	450
Citibank, NA	USD	204	CNY	1,327	04/22/2021	(1,562)
Citibank, NA	USD	2,294	KRW	2,500,879	04/22/2021	(76,613)
Deutsche Bank AG	INR	70,909	USD	954	04/15/2021	(13,375)
Goldman Sachs Bank USA	INR	19,413	USD	263	04/15/2021	(1,778)
Goldman Sachs Bank USA	USD	158	CNY	1,024	04/22/2021	(1,770)
Goldman Sachs Bank USA	USD	122	KRW	133,414	04/22/2021	(3,265)
Goldman Sachs Bank USA	USD	492	RUB	36,733	05/25/2021	(9,138)
JPMorgan Chase Bank, NA	USD	256	INR	18,808	04/15/2021	442
JPMorgan Chase Bank, NA	CNY	2,433	USD	373	04/22/2021	2,598
JPMorgan Chase Bank, NA	USD	167	TWD	4,615	04/27/2021	(4,192)
Morgan Stanley Capital Services, Inc.	BRL	4,232	USD	731	04/05/2021	(21,015)
Morgan Stanley Capital Services, Inc.	USD	743	BRL	4,232	04/05/2021	9,060
Morgan Stanley Capital Services, Inc.	SEK	6,289	USD	754	04/15/2021	33,976
Morgan Stanley Capital Services, Inc.	CNY	754	USD	115	04/22/2021	250
Morgan Stanley Capital Services, Inc.	KRW	140,496	USD	127	04/22/2021	2,344
Morgan Stanley Capital Services, Inc.	USD	1,643	CAD	2,084	04/22/2021	15,377
Morgan Stanley Capital Services, Inc.	USD	3,800	CNY	24,691	04/22/2021	(42,666)
Morgan Stanley Capital Services, Inc.	USD	158	KRW	173,210	04/22/2021	(4,116)
Morgan Stanley Capital Services, Inc.	USD	2,441	TWD	67,261	04/27/2021	(72,476)
Morgan Stanley Capital Services, Inc.	USD	730	BRL	4,232	05/04/2021	20,759
Morgan Stanley Capital Services, Inc.	USD	3,064	JPY	324,629	05/20/2021	(130,924)
Natwest Markets PLC	USD	142	INR	10,350	04/15/2021	(417)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	CNY	1,756	USD	271	04/22/2021	$4,173
Natwest Markets PLC	TWD	4,450	USD	160	04/27/2021	3,493
Natwest Markets PLC	USD	117	TWD	3,238	04/27/2021	(2,834)
Natwest Markets PLC	USD	844	JPY	90,101	05/20/2021	(29,433)
Standard Chartered Bank	USD	220	INR	16,183	04/15/2021	1,037
Standard Chartered Bank	USD	191	INR	13,931	04/15/2021	(718)
Standard Chartered Bank	KRW	92,274	USD	83	04/22/2021	1,615
Standard Chartered Bank	TWD	2,951	USD	107	04/27/2021	2,835
State Street Bank & Trust Co.	USD	642	ZAR	9,683	04/08/2021	13,464
State Street Bank & Trust Co.	GBP	153	USD	213	04/09/2021	2,554
State Street Bank & Trust Co.	GBP	338	USD	462	04/09/2021	(3,532)
State Street Bank & Trust Co.	USD	459	GBP	335	04/09/2021	3,233
State Street Bank & Trust Co.	USD	790	GBP	568	04/09/2021	(6,660)
State Street Bank & Trust Co.	INR	9,587	USD	131	04/15/2021	564
State Street Bank & Trust Co.	NOK	6,115	USD	721	04/15/2021	6,516
State Street Bank & Trust Co.	NOK	1,482	USD	173	04/15/2021	(294)
State Street Bank & Trust Co.	SEK	5,051	USD	598	04/15/2021	19,782
State Street Bank & Trust Co.	USD	110	INR	8,116	04/15/2021	666
State Street Bank & Trust Co.	USD	94	NOK	799	04/15/2021	(784)
State Street Bank & Trust Co.	USD	92	SEK	797	04/15/2021	(921)
State Street Bank & Trust Co.	USD	259	MXN	5,349	04/16/2021	2,808
State Street Bank & Trust Co.	CAD	173	USD	137	04/22/2021	(1,149)
State Street Bank & Trust Co.	CNY	652	USD	100	04/22/2021	694
State Street Bank & Trust Co.	USD	207	CAD	262	04/22/2021	1,627
State Street Bank & Trust Co.	USD	112	CAD	140	04/22/2021	(305)
State Street Bank & Trust Co.	CHF	1,507	USD	1,685	05/06/2021	88,851
State Street Bank & Trust Co.	USD	742	CHF	666	05/06/2021	(36,661)
State Street Bank & Trust Co.	JPY	21,296	USD	194	05/20/2021	1,638
State Street Bank & Trust Co.	USD	161	JPY	17,850	05/20/2021	31
State Street Bank & Trust Co.	USD	280	JPY	30,400	05/20/2021	(4,837)
State Street Bank & Trust Co.	EUR	6,108	USD	7,292	05/27/2021	121,582
State Street Bank & Trust Co.	USD	527	EUR	444	05/27/2021	(5,541)
UBS AG	BRL	522	USD	97	04/05/2021	3,780
UBS AG	USD	92	BRL	522	04/05/2021	1,117
UBS AG	CNY	1,043	USD	160	04/22/2021	1,707
UBS AG	USD	120	KRW	130,216	04/22/2021	(4,153)

						$(158,856)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $3,488,365 or 6.0% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,652,913 and gross unrealized depreciation of investments was $(1,021,753), resulting in net unrealized appreciation of $17,631,160.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN[1] March 31, 2021 (unaudited)
8.8%	Netherlands
8.7%	United States
7.6%	United Kingdom
7.5%	France
7.4%	Switzerland
6.8%	Japan
6.3%	Denmark
6.0%	China
5.3%	Germany
4.7%	India
4.4%	Sweden
3.3%	Canada
3.1%	Finland
12.9%	Other
7.2%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.5% or less in the following: Argentina, Austria, Hong Kong, Indonesia, Ireland, Norway, Peru, South Korea, Spain and United Arab Emirates.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$923,670	$9,403,125	$—	$10,326,795
Industrials	3,178,591	6,875,694	—	10,054,285
Information Technology	2,458,840	6,952,559	—	9,411,399

Investments in Securities:	Level 1	Level 2		Level 3	Total
Health Care	$2,003,401	$5,356,337		$—	$7,359,738
Consumer Discretionary	2,662,769	3,014,145		—	5,676,914
Consumer Staples	—	4,117,348		—	4,117,348
Materials	—	3,262,577		—	3,262,577
Communication Services	—	1,888,493		—	1,888,493
Utilities	—	1,259,430		—	1,259,430
Energy	—	701,367		—	701,367
Short-Term Investments	4,217,094	—		—	4,217,094
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,005,795	—		—	2,005,795

Total Investments in Securities	17,450,160	42,831,075	(a)	—	60,281,235
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	369,428		—	369,428
Liabilities:
Forward Currency Exchange Contracts	—	(528,284)		—	(528,284)

Total	$17,450,160	$42,672,219		$—	$60,122,379

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,456	$5,597	$2,836	$4,217	$0	**
Government Money Market Portfolio*	2,335	4,227	4,556	2,006	0	**
Total	$3,791	$9,824	$7,392	$6,223	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.